UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21759

Name of Fund:	BlackRock Global Dynamic Equity Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Dynamic Equity Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 0.5%	BHP Billiton Ltd.	69,000	$1,279,495
	Macquarie Airports Group	232,000	332,553
	Newcrest Mining Ltd.	43,520	843,620
	Transurban Group	218,566	704,349
	Woodside Petroleum Ltd.	40,700	895,563

			4,055,580

Austria - 0.1%	Telekom Austria AG	68,200	957,163

Brazil - 1.9%	All America Latina Logistica SA	67,400	255,655
	Banco Bradesco SA	58,301	522,699
	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares)	65,699	845,591
	Cia Energetica de Minas Gerais (a)	21,441	291,383
	Cosan SA Industria e Comercio (b)	17,000	76,940
	Gafisa SA	56,200	283,422
	Obrascon Huarte Lain Brasil SA	40,200	256,448
	Petroleo Brasileiro SA (a)	451,200	10,072,178
	SLC Agricola SA	140,300	755,927
	Vivo Participacoes SA (a)	101,275	1,436,079

			14,796,322

Canada - 3.6%	Alamos Gold, Inc. (b)	124,800	801,977
	BCE, Inc.	700	14,322
	Barrick Gold Corp.	36,597	1,372,022
	Canadian Natural Resources Ltd.	25,200	895,860
	Canadian Pacific Railway Ltd.	52,000	1,576,440
	Eldorado Gold Corp. (b)	259,400	2,030,777
	EnCana Corp.	1,300	57,642
	Goldcorp, Inc.	115,100	3,403,507
	Golden Star Resources Ltd. (b)	73,900	112,696
	IAMGOLD Corp.	329,100	2,251,044
	Imperial Oil Ltd.	1,700	53,890
	Kinross Gold Corp.	406,750	7,204,254
	New Gold, Inc. (b)	34,100	72,302
	Nexen, Inc.	2,900	42,050
	Nortel Networks Corp. (b)	54,700	5,197
	Petro-Canada	25,000	541,950
	Rogers Communications, Inc. Class B	89,500	2,521,570
	Sino-Forest Corp. (b)	50,800	381,129
	Sun Life Financial, Inc.	300	6,039
	TELUS Corp.	16,100	456,380
	Talisman Energy, Inc.	20,300	192,067
	Vittera, Inc. (b)	48,300	364,343
	Yamaha Gold, Inc.	366,500	2,970,854

			27,328,312

Chile - 0.1%	Banco Santander Chile SA (a)	3,800	134,444
	SACI Falabella	144,100	415,181

			549,625

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

China - 1.8%	Beijing Enterprises Holdings Ltd.	1,011,544	$3,971,181
	Chaoda Modern Agriculture Holdings Ltd.	2,638,893	1,666,287
	China Communications Services Corp. Ltd.	40,000	23,967
	China Life Insurance Co. Ltd. (a)	16,399	649,072
	China Mobile Ltd.	167,400	1,506,897
	China Shenhua Energy Co. Ltd. Class H	655,000	1,396,499
	China South Locomotive and Rolling Corp. (b)	546,600	258,215
	Denway Motors Ltd.	725,500	216,244
	Guangshen Railway Co. Ltd.	2,312,000	738,363
	Huaneng Power International, Inc.	175,000	125,440
	Jiangsu Express	313,900	222,947
	Ping An Insurance Group Co. of China Ltd.	105,400	456,538
	Shanghai Electric Group Corp.	1,730,200	546,086
	Shanghai Industrial Holdings Ltd.	62,400	159,013
	Tianjin Development Holdings Ltd.	3,826,200	1,244,126
	Tianjin Port Development Holdings Ltd.	1,820,100	395,078
	Xiamen International Port Co. Ltd.	2,329,300	227,542

			13,803,495

Egypt - 0.2%	Telecom Egypt	506,934	1,308,128

Finland - 0.3%	Fortum Oyj	33,112	645,991
	Nokia Oyj	34,879	427,493
	Nokia Oyj (a)	83,700	1,026,999
	UPM-Kymmene Oyj	27,636	261,131

			2,361,614

France - 1.4%	AXA SA	49,303	776,463
	Bouygues	20,580	700,805
	Cie Generale d’Optique Essilor International SA	45,500	1,731,633
	France Telecom SA	110,000	2,464,983
	GDF Suez	26,814	1,025,878
	Peugeot SA	10,527	178,071
	Sanofi-Aventis	15,817	889,596
	Sanofi-Aventis (a)	2,000	56,340
	Societe Generale SA	10,516	439,700
	Total SA	27,074	1,349,213
	Vivendi SA	33,300	857,825

			10,470,507

Germany - 0.5%	Allianz AG Registered Shares	4,073	341,497
	Bayer AG	18,091	960,333
	Bayer AG (a)	1,100	58,630
	Deutsche Post AG	29,199	364,338
	Deutsche Telekom AG	36,663	442,430
	E.ON AG	31,737	1,022,275
	GEA Group AG	40,739	469,100
	Metro AG	14,924	541,056

			4,199,659

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Hong Kong - 0.8%	Cheung Kong Holdings Ltd.	100,200	$924,510
	Cheung Kong Infrastructure Holdings Ltd.	298,200	1,114,666
	Hutchison Whampoa Ltd.	252,300	1,283,776
	The Link REIT	825,300	1,543,824
	Sun Hung Kai Properties Ltd.	65,700	582,061
	Wharf Holdings Ltd.	335,125	828,088

			6,276,925

India - 0.8%	Bharat Heavy Electricals Ltd.	48,900	1,303,094
	Container Corp. of India	44,900	646,844
	Housing Development Finance Corp.	16,500	509,371
	Larsen & Toubro Ltd.	25,750	358,684
	Reliance Industries Ltd.	75,700	2,019,220
	State Bank of India Ltd.	38,220	887,360

			5,724,573

Indonesia - 0.0%	Bumi Resources Tbk PT	1,981,907	86,177

Israel - 0.1%	AFI Development Plc (a)	172,000	157,810
	Check Point Software Technologies Ltd. (b)	4,400	99,748
	Ectel Ltd. (a)(b)	4,251	2,083
	Teva Pharmaceutical Industries Ltd. (a)	21,800	903,610

			1,163,251

Italy - 0.2%	Eni SpA	39,995	845,941
	Finmeccanica SpA	42,481	664,504

			1,510,445

Japan - 13.6%	Aioi Insurance Co., Ltd.	779,000	3,806,679
	Asahi Glass Co., Ltd.	165,500	864,298
	Astellas Pharma, Inc.	124,800	4,725,224
	Canon, Inc.	78,900	2,152,861
	Coca-Cola Central Japan Co., Ltd.	39,000	584,356
	Coca-Cola West Holdings Co., Ltd.	103,675	2,134,459
	Daikin Industries Ltd.	29,500	676,337
	Daiwa House Industry Co., Ltd.	105,200	941,288
	East Japan Railway Co.	47,000	3,187,007
	Fanuc Ltd.	1,100	65,189
	Futaba Industrial Co., Ltd.	99,300	256,412
	Hitachi Chemical Co., Ltd.	44,700	486,909
	Hokkaido Coca-Cola Bottling Co., Ltd.	15,000	73,078
	Honda Motor Co., Ltd.	28,000	643,493
	Hoya Corp.	109,600	1,954,400
	JGC Corp.	147,377	2,082,286
	KDDI Corp.	580	3,621,427
	Kinden Corp.	116,000	1,023,984
	Kirin Holdings Co., Ltd.	174,100	2,183,595
	Kubota Corp.	342,600	1,863,350
	Kyowa Hakko Kirin Co. Ltd.	45,500	410,749
	Mikuni Coca-Cola Bottling Co., Ltd.	39,500	347,891
	Mitsubishi Corp.	305,200	4,032,960

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Mitsubishi Rayon Co., Ltd.	811,000	$1,943,795
	Mitsubishi Tanabe Pharma Corp.	22,100	326,961
	Mitsui & Co., Ltd.	317,400	3,312,148
	Mitsui Sumitomo Insurance Group Holdings, Inc.	142,509	3,693,823
	Murata Manufacturing Co., Ltd.	37,600	1,422,805
	NGK Insulators Ltd.	43,000	552,618
	NTT DoCoMo, Inc.	3,897	6,788,801
	NTT Urban Development Co.	435	373,788
	Nintendo Co., Ltd.	2,500	775,037
	Nippon Sheet Glass Co., Ltd.	10,400	25,446
	Nippon Telegraph & Telephone Corp.	33,000	1,598,256
	Nipponkoa Insurance Co., Ltd.	436,200	3,567,485
	Okumura Corp.	346,500	1,483,913
	Panasonic Corp.	152,400	1,849,016
	RHJ International (a)(b)(c)	41,200	195,183
	RHJ International (b)	226,300	1,067,119
	Rinnai Corp.	25,900	1,011,563
	Sekisui House Ltd.	271,000	2,276,176
	Seven & I Holdings Co., Ltd.	117,900	3,144,021
	Shimachu Co., Ltd.	20,500	436,841
	Shin-Etsu Chemical Co., Ltd.	66,200	3,097,366
	Sony Corp. (a)	2,000	38,440
	Sumitomo Chemical Co., Ltd.	1,227,700	3,890,212
	Sumitomo Mitsui Financial Group, Inc.	36,000	1,426,728
	Suzuki Motor Corp.	152,200	2,054,653
	Tadano Ltd.	29,000	120,137
	Takeda Pharmaceutical Co., Ltd.	124,500	5,833,861
	Toda Corp.	214,700	738,252
	Toho Co., Ltd.	83,500	1,456,586
	Tokio Marine Holdings, Inc.	187,700	4,971,600
	Tokyo Gas Co., Ltd.	610,000	2,885,318
	Toyota Industries Corp.	79,400	1,586,466
	Ube Industries Ltd.	312,100	672,611
	West Japan Railway Co.	200	813,440

			103,548,697

Kazakhstan - 0.3%	KazMunaiGas Exploration Production (a)	181,200	2,301,240

Luxembourg - 0.1%	ArcelorMittal	24,819	555,394

Malaysia - 0.4%	British American Tobacco Malaysia Bhd	78,600	961,648
	IOI Corp. Bhd	863,620	925,376
	PLUS Expressways Bhd	83,900	67,198
	Resorts World Bhd	167,330	102,932
	TM International Bhd (b)	370,000	323,997
	Telekom Malaysia Bhd	370,000	323,658
	Tenaga Nasional Bhd	425,841	691,186

			3,395,995

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Mexico - 0.2%	America Movil, SA de CV (a)	32,900	$937,979
	Fomento Economico Mexicano SA de CV (a)	17,000	478,550

			1,416,529

Netherlands - 0.2%	Koninklijke KPN NV	79,125	1,053,191
	Unilever NV (a)	23,200	509,704

			1,562,895

Norway - 0.2%	StatoilHydro ASA	52,100	897,658
	Telenor ASA	76,700	500,497

			1,398,155

Philippines - 0.0%	Energy Development Corp.	496,000	22,380
	First Gen Corp. (b)	36,000	9,907

			32,287

Russia - 0.9%	Kuzbassrazrezugol	3,080,806	184,848
	MMC Norilsk Nickel (a)	96,137	398,007
	Novorossiysk Commercial Sea Port (a)	308,500	1,542,500
	OAO Gazprom (a)	205,900	2,670,523
	Polyus Gold Co. ZAO (a)	66,400	962,800
	Sberbank	1,185,000	556,950
	Surgutneftegaz (a)	39,200	167,776
	Uralkali (a)(b)	46,600	292,648

			6,776,052

Singapore - 0.9%	CapitaLand Ltd.	153,000	236,930
	Fraser and Neave Ltd.	420,800	789,147
	Keppel Corp. Ltd.	606,100	1,595,856
	MobileOne Ltd.	279,090	298,432
	Noble Group Ltd.	123,280	83,050
	Oversea-Chinese Banking Corp.	191,000	641,125
	Parkway Holdings Ltd.	646,190	487,462
	Parkway Life Real Estate Investment Trust	37,983	19,775
	Sembcorp Marine Ltd.	226,400	232,027
	Singapore Press Holdings Ltd.	213,000	393,206
	Singapore Telecommunications Ltd.	1,135,960	1,971,759

			6,748,769

South Africa - 0.1%	Anglo Platinum Ltd.	3,800	155,587
	Gold Fields Ltd. (a)	35,400	372,054
	Impala Platinum Holdings Ltd.	15,000	171,686
	Katanga Mining Ltd. (b)	201,500	64,086
	Sasol Ltd.	13,700	364,770

			1,128,183

South Korea - 1.4%	Cheil Industries, Inc.	10,000	239,484
	Dongbu Insurance Co., Ltd.	12,900	132,976
	KT Corp. (a)	109,600	1,548,648
	KT&G Corp.	33,500	2,006,896
	Korean Reinsurance Co.	42,859	290,880
	LS Corp. (b)	20,600	1,097,248
	Meritz Fire & Marine Insurance Co. Ltd.	91,647	232,833

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	POSCO	2,200	$561,779
	POSCO (a)	11,000	698,720
	Paradise Co. Ltd.	135,434	269,054
	SK Telecom Co., Ltd.	5,400	805,759
	Samsung Electronics Co., Ltd.	4,400	1,529,880
	Samsung Fine Chemicals Co., Ltd.	33,000	1,010,869

			10,425,026

Spain - 0.4%	Banco Santander SA	49,141	397,653
	Cintra Concesiones de Infraestructuras de Transporte SA	47,958	237,364
	Iberdrola Renovables (b)	131,900	533,003
	Telefonica SA	96,510	1,711,001

			2,879,021

Sweden - 0.0%	Telefonaktiebolaget LM Ericsson (a)	6,000	47,940

Switzerland - 1.0%	Credit Suisse Group AG	19,157	488,916
	Nestle SA Registered Shares	75,715	2,616,658
	Novartis AG Registered Shares	23,270	956,176
	Roche Holding AG	9,924	1,393,178
	Transocean Ltd. (b)	13,830	755,395
	Zurich Financial Services AG	9,307	1,678,162

			7,888,485

Taiwan - 1.1%	Cathay Financial Holding Co., Ltd.	264,373	256,735
	Chinatrust Financial Holding Co.	324,926	107,258
	Chunghwa Telecom Co., Ltd.	1,700,929	2,573,869
	Chunghwa Telecom Co., Ltd. (a)	112,600	1,693,504
	Delta Electronics, Inc.	821,142	1,288,281
	Fubon Financial Holding Co. Ltd.	192,200	115,279
	HON HAI Precision Industry Co., Ltd.	302,450	532,599
	Taiwan Cement Corp.	332,947	222,141
	Taiwan Semiconductor Manufacturing Co., Ltd.	512,492	629,615
	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	99,499	750,222

			8,169,503

Thailand - 0.3%	Airports of Thailand Pcl	357,500	187,109
	Bangkok Expressway Pcl Foreign Shares	58,400	27,058
	Hana Microelectronics Pcl	603,900	189,987
	PTT Public Company THB10	148,500	679,537
	Siam Commercial Bank Pcl	663,200	986,312

			2,070,003

United Kingdom - 3.0%	Anglo American Plc	40,228	723,640
	AstraZeneca Group Plc (a)	1,200	46,236
	BAE Systems Plc	240,952	1,398,509
	BP Plc	284,952	2,018,042
	BP Plc (a)(d)	73,200	3,108,804
	British American Tobacco Plc	68,047	1,865,827
	Cadbury Plc (a)	16,320	527,136
	Diageo Plc (a)	68,900	3,744,026
	GlaxoSmithKline Plc	75,546	1,332,400

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Guinness Peat Group Plc	1,153,257	$481,654
	HSBC Holdings Plc	32,581	252,787
	Premier Foods Plc	107,500	48,923
	Royal Dutch Shell Plc Class B	62,427	1,481,980
	Unilever Plc	46,837	1,027,437
	Vodafone Group Plc	1,577,889	2,930,637
	Vodafone Group Plc (a)	62,694	1,165,481
	WPP Plc	67,638	380,496

			22,534,015

United States - 41.0%	3Com Corp. (b)	340,000	792,200
	3M Co.	24,400	1,312,476
	ACE Ltd.	86,900	3,794,054
	The AES Corp. (b)	25,200	199,332
	AGCO Corp. (b)	1,000	21,280
	AT&T Inc.	404,687	9,963,394
	Abbott Laboratories	67,000	3,714,480
	Accenture Ltd. Class A	1,100	34,716
	Aetna, Inc. (d)	91,900	2,848,900
	Affiliated Computer Services, Inc. Class A (b)	1,300	59,618
	Alliance Data Systems Corp. (b)(d)	1,000	41,590
	Alliance Resource Partners LP	18,600	568,416
	The Allstate Corp.	29,100	630,597
	Altria Group, Inc. (d)	68,300	1,129,682
	American Commercial Lines, Inc. (b)	156,200	631,048
	AmerisourceBergen Corp.	25,200	915,264
	Amgen, Inc. (b)	1,600	87,760
	Anadarko Petroleum Corp.	36,400	1,337,336
	Apache Corp.	19,600	1,470,000
	Apple, Inc. (b)	20,200	1,820,626
	Applied Materials, Inc.	46,400	434,768
	Arch Capital Group Ltd. (b)	12,600	757,890
	Archer-Daniels-Midland Co.	1,900	52,022
	Ascent Media Corp. Class A (b)	195	5,086
	Autodesk, Inc. (b)	2,600	43,056
	Autoliv, Inc.	1,200	22,068
	Avnet, Inc. (b)	1,000	19,820
	Avon Products, Inc.	21,600	441,720
	Axis Capital Holdings Ltd.	1,100	26,686
	BMC Software, Inc. (b)	1,000	25,330
	Bank of America Corp.	277,900	1,828,582
	The Bank of New York Mellon Corp. (d)	225,379	5,801,255
	Baxter International, Inc.	12,200	715,530
	Big Lots, Inc. (b)	1,600	21,520
	Boeing Co.	87,500	3,702,125
	Boston Scientific Corp. (b)	34,400	305,128
	Bristol-Myers Squibb Co.	556,700	11,918,947

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Broadcom Corp. Class A (b)	25,600	$405,760
	Bunge Ltd.	9,811	421,284
	Burlington Northern Santa Fe Corp.	99,700	6,605,125
	CA, Inc.	151,500	2,725,485
	CF Industries Holdings, Inc.	500	23,500
	CMS Energy Corp.	36,900	433,575
	CNA Financial Corp.	1,000	11,630
	CNX Gas Corp. (b)	19,300	499,484
	CVS Caremark Corp.	29,670	797,530
	Celanese Corp. Series A	1,300	13,845
	CenturyTel, Inc.	1,000	27,140
	Chevron Corp. (d)	121,450	8,564,654
	Chubb Corp.	43,400	1,847,972
	Cigna Corp.	111,000	1,926,960
	Cimarex Energy Co.	1,100	27,324
	Cisco Systems, Inc. (b)	199,200	2,982,024
	The Coca-Cola Co.	30,200	1,290,144
	Comcast Corp. Class A	295,200	4,324,680
	Complete Production Services, Inc. (b)	63,000	403,830
	Computer Sciences Corp. (b)	1,000	36,840
	Comverse Technology, Inc. (b)	130,300	823,496
	ConAgra Foods, Inc.	28,800	492,480
	ConocoPhillips	86,700	4,120,851
	Consol Energy, Inc.	144,800	3,947,248
	Constellation Brands, Inc. Class A (b)	24,100	349,932
	Corning, Inc.	279,800	2,828,778
	Covidien Ltd.	18,875	723,667
	Crown Holdings, Inc. (b)	36,100	676,875
	Cummins, Inc.	1,000	23,980
	DISH Network Corp. (b)	33,000	423,720
	DaVita, Inc. (b)	15,000	705,000
	Dell, Inc. (b)	3,900	37,050
	Devon Energy Corp.	35,100	2,162,160
	Discover Financial Services, Inc.	350	2,503
	Discovery Communications, Inc. Class A (b)	1,850	26,825
	Discovery Communications, Inc. Class C (b)	1,950	28,041
	Dover Corp.	1,600	45,248
	The Dow Chemical Co.	96,900	1,123,071
	Dr. Pepper Snapple Group, Inc. (b)	9,240	151,998
	Duke Energy Corp.	2,700	40,905
	Dynegy, Inc. Class A (b)	80,200	169,222
	E.I. du Pont de Nemours & Co.	65,100	1,494,696
	EMC Corp. (b)	2,600	28,704
	ENSCO International, Inc.	6,700	183,312
	El Paso Corp.	343,675	2,811,261
	Eli Lilly & Co.	40,000	1,472,800

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Embarq Corp.	6,235	$222,714
	Endo Pharmaceuticals Holdings, Inc. (b)	11,000	247,170
	Endurance Specialty Holdings Ltd.	47,000	1,281,220
	Entergy Corp.	22,900	1,748,644
	Everest Re Group Ltd.	10,200	642,600
	Exelon Corp.	28,400	1,539,848
	Expedia, Inc. (b)	1,600	14,288
	Express Scripts, Inc. (b)	1,000	53,760
	Extreme Networks, Inc. (b)	3,043	5,386
	Exxon Mobil Corp. (d)	176,100	13,468,128
	FPL Group, Inc.	51,500	2,654,825
	FairPoint Communications, Inc.	3,003	8,198
	Family Dollar Stores, Inc.	1,400	38,878
	Fidelity National Title Group, Inc. Class A	135,300	1,978,086
	Forest Laboratories, Inc. (b)	16,000	400,640
	Foster Wheeler Ltd. (b)	68,584	1,369,622
	Foundation Coal Holdings, Inc.	110,650	1,794,743
	Frontline Ltd. (e)	1,300	37,063
	The Gap, Inc.	4,000	45,120
	General Communication, Inc. Class A (b)	36,000	236,520
	General Dynamics Corp.	4,500	255,285
	General Electric Co.	288,760	3,502,659
	Genuine Parts Co.	1,000	32,020
	Global Industries Ltd. (b)(e)	239,300	825,585
	Goodrich Corp.	1,000	38,660
	Google, Inc. Class A (b)(d)	9,800	3,317,594
	H.J. Heinz Co.	23,193	846,544
	Halliburton Co.	41,150	709,838
	Hanesbrands, Inc. (b)	3,150	28,319
	Hasbro, Inc.	1,400	33,782
	HealthSouth Corp. (b)	22,860	227,228
	Hess Corp.	17,600	978,736
	Hewitt Associates, Inc. Class A (b)	1,700	48,246
	Hewlett-Packard Co.	62,200	2,161,450
	Hologic, Inc. (b)	170,300	2,007,837
	Honeywell International, Inc.	1,000	32,810
	Humana, Inc. (b)	86,500	3,280,945
	IPC Holdings, Ltd.	30,900	792,894
	Intel Corp.	163,156	2,104,712
	International Business Machines Corp.	40,700	3,730,155
	International Game Technology	76,500	810,900
	International Paper Co.	166,000	1,513,920
	JDS Uniphase Corp. (b)	15,850	57,536
	JPMorgan Chase & Co.	187,500	4,783,125
	Johnson & Johnson	173,800	10,026,522
	KBR, Inc.	32,720	463,315

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Key Energy Services, Inc. (b)	29,825	$101,703
	King Pharmaceuticals, Inc. (b)	15,700	137,218
	Kraft Foods, Inc.	129,197	3,623,976
	The Kroger Co.	1,500	33,750
	L-3 Communications Holdings, Inc.	600	47,412
	LSI Corp. (b)	10,000	31,800
	Lexmark International, Inc. Class A (b)	53,300	1,262,144
	Liberty Media Corp. - Entertainment Class A (b)	68	1,248
	Liberty Media Holding Corp. - Capital (b)	17	93
	Liberty Media Holding Corp. - Interactive (b)	2,515	7,897
	Life Technologies Corp. (b)	6,859	174,630
	Lockheed Martin Corp.	20,900	1,714,636
	Loews Corp.	1,000	24,400
	Lubrizol Corp.	900	30,708
	Macquarie Infrastructure Co. LLC	83,500	344,020
	Manpower, Inc.	600	17,076
	Marathon Oil Corp.	73,300	1,995,959
	Marsh & McLennan Cos., Inc.	19,500	376,935
	Mattel, Inc.	105,400	1,495,626
	McDermott International, Inc. (b)	40,000	414,800
	McDonald’s Corp.	34,200	1,984,284
	The McGraw-Hill Cos., Inc.	2,400	52,776
	McKesson Corp.	22,600	998,920
	Medco Health Solutions, Inc. (b)	25,200	1,132,236
	Medtronic, Inc.	82,600	2,766,274
	Merck & Co., Inc.	113,875	3,251,131
	MetLife, Inc.	29,100	836,043
	Mettler Toledo International, Inc. (b)	2,500	166,450
	Microsoft Corp.	555,300	9,495,630
	Motorola, Inc.	83,200	368,576
	Murphy Oil Corp.	15,700	693,626
	Mylan, Inc. (b)	85,151	964,761
	NRG Energy, Inc. (b)	20,900	488,224
	Nabors Industries Ltd. (b)	14,500	158,775
	National Oilwell Varco, Inc. (b)	50,072	1,323,904
	NetApp, Inc. (b)	3,100	45,973
	Newmont Mining Corp.	116,400	4,630,392
	News Corp. Class A	98,900	631,971
	Noble Energy, Inc.	1,000	48,930
	Norfolk Southern Corp.	53,300	2,044,588
	Northern Trust Corp.	54,700	3,146,344
	Northrop Grumman Corp.	600	28,872
	Novell, Inc. (b)	34,900	129,130
	Novellus Systems, Inc. (b)	1,300	17,927
	Occidental Petroleum Corp.	31,350	1,710,142
	Oracle Corp. (b)	24,700	415,701

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	PPL Corp.	28,800	$883,008
	Pall Corp.	5,000	130,350
	Panera Bread Co. Class A (b)	13,500	634,230
	Parker Hannifin Corp.	900	34,389
	PartnerRe Ltd.	11,100	727,383
	Pepsi Bottling Group, Inc.	1,200	23,148
	PepsiAmericas, Inc.	10,500	169,365
	PerkinElmer, Inc.	22,500	283,950
	Perrigo Co.	10,000	293,500
	Pfizer, Inc.	440,400	6,421,032
	PharMerica Corp. (b)	1,075	17,673
	Philip Morris International, Inc.	54,300	2,017,245
	Plains Exploration & Production Co. (b)	1,200	25,344
	Platinum Underwriters Holdings Ltd.	17,500	486,675
	Polycom, Inc. (b)	151,800	2,132,790
	Praxair, Inc.	2,300	143,198
	Precision Castparts Corp.	9,900	643,005
	The Procter & Gamble Co.	117,700	6,414,650
	The Progressive Corp.	56,900	691,335
	QUALCOMM, Inc.	45,600	1,575,480
	Quest Diagnostics, Inc.	1,200	59,220
	Qwest Communications International, Inc. (e)	414,900	1,335,978
	RHJ International (a)(b)	23,000	109,055
	Ralcorp Holdings, Inc. (b)	2,801	165,875
	Raytheon Co.	500	25,310
	Reliance Steel & Aluminum Co.	1,100	24,343
	RenaissanceRe Holdings Ltd.	20,300	907,207
	Reynolds American, Inc.	800	30,544
	Ross Stores, Inc.	2,000	58,840
	RusHydro (b)	84,431,800	1,435,341
	Ryder System, Inc.	1,000	33,780
	SAIC, Inc. (b)	3,800	75,012
	SPX Corp.	900	37,899
	SUPERVALU, Inc.	11,891	208,568
	Safeway, Inc.	2,500	53,575
	SanDisk Corp. (b)	101,400	1,159,002
	Sara Lee Corp.	59,700	598,791
	Schering-Plough Corp.	112,000	1,966,720
	Schlumberger Ltd.	42,200	1,722,182
	Seagate Technology	2,000	7,580
	Smith International, Inc.	11,100	251,970
	The Southern Co.	2,200	73,590
	Spirit Aerosystems Holdings, Inc. Class A (b)	127,200	1,729,920
	Sprint Nextel Corp. (b)	187,200	454,896
	The St. Joe Co. (b)	89,100	2,142,855
	Stone Energy Corp. (b)	11,100	95,238

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Sun Microsystems, Inc. (b)	59,775	$248,664
	Sunoco, Inc.	600	27,792
	Symantec Corp. (b)	3,600	55,188
	Synopsys, Inc. (b)	1,400	25,900
	TJX Cos., Inc.	2,300	44,666
	Tellabs, Inc. (b)	2,800	11,564
	Terra Industries, Inc.	1,400	28,672
	Texas Instruments, Inc.	29,300	438,035
	Thermo Fisher Scientific, Inc. (b)	22,600	812,018
	Time Warner, Inc.	93,100	868,623
	The Travelers Cos., Inc.	70,800	2,735,712
	Tyco Electronics Ltd.	16,475	233,286
	Tyco International Ltd.	16,075	337,896
	US Bancorp	172,100	2,553,964
	Unifi, Inc. (b)	127,500	234,600
	Unilever Plc (a)	14,500	317,840
	Union Pacific Corp.	90,300	3,954,237
	United Technologies Corp.	11,000	527,890
	UnitedHealth Group, Inc.	143,800	4,073,854
	Valero Energy Corp.	900	21,708
	Ventas, Inc.	10,900	303,783
	Verizon Communications, Inc.	245,100	7,321,137
	Viacom, Inc. Class B (b)	88,550	1,306,112
	Virgin Media, Inc.	114,850	521,419
	WABCO Holdings, Inc.	400	5,980
	Wal-Mart Stores, Inc.	9,900	466,488
	Waters Corp. (b)	21,050	761,378
	Weatherford International Ltd. (b)	42,900	473,187
	WellPoint, Inc. (b)	61,150	2,534,667
	Wells Fargo & Co.	78,600	1,485,540
	Western Digital Corp. (b)	2,100	30,828
	Windstream Corp.	29,091	252,510
	Wyeth	80,600	3,463,382
	XL Capital Ltd. Class A (e)	219,400	636,260
	Xerox Corp.	248,400	1,649,376
	Xilinx, Inc.	2,600	43,810

			312,841,599

	Total Common Stocks - 77.4%		590,311,564

	Exchange-Traded Funds

United States - 4.8%	Consumer Staples Select Sector SPDR Fund	66,100	1,465,437
	Health Care Select Sector SPDR Fund	66,100	1,733,803
	iShares Dow Jones US Financial Sector Index Fund	13,000	448,370
	iShares Dow Jones US Technology Sector Index Fund	26,400	906,840
	iShares Dow Jones US Telecommunications Sector Index Fund	40,000	615,200
	iShares MSCI South Korea Index Fund	200	5,306
	iShares Silver Trust (b)	230,600	2,887,112

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Exchange-Traded Funds	Shares		Value

	KBW Bank (e)		22,800	$325,584
	SPDR Gold Trust (b)		269,000	24,562,390
	Telecom HOLDRs Trust		11,200	246,960
	Utilities Select Sector SPDR Fund		110,500	3,180,190
	Vanguard Telecommunication Services		1,400	58,926

	Total Exchange-Traded Funds - 4.8%			36,436,118

	Mutual Funds

Vietnam - 0.1%	Vietnam Enterprise Investments Ltd. - R Shares (b)		199,954	239,945
	Vinaland Ltd. (b)		1,723,580	758,375

	Total Mutual Funds - 0.1%			998,320

	Preferred Securities

	Capital Trusts	Par (000)

United States - 0.1%	Bank of America Corp. Series M, 8.125% (f)(g)	USD	569	295,248
	Citigroup Capital XXI, 8.30%, 12/21/77 (g)		815	422,602

	Total Capital Trusts - 0.1%			717,850

	Preferred Stocks	Shares

Japan - 0.2%	Mizuho Financial Group, Inc. Series 11X1, 2% (b)(h)		211,000	1,420,994

United States - 0.5%	Bunge Ltd., 4.875% (h)		2,835	184,275
	Citigroup, Inc. Series T, 6.50% (h)		66,456	1,013,454
	El Paso Corp., 4.99% (b)(h)		1,458	1,037,003
	Freeport-McMoRan Copper & Gold, Inc., 5.50% (h)		1,797	1,173,441
	Mylan, Inc., 6.50% (h)		184	110,578
	XL Capital Ltd., 10.75% (h)		17,012	123,337

				3,642,088

	Total Preferred Stocks - 0.7%			5,063,082

	Total Preferred Securities - 0.8%			5,780,932

	Warrants (i)

Canada - 0.0%	Kinross Gold Corp. (expires 9/03/13)		36,725	155,735
	New Gold, Inc. (expires 4/03/12)		170,500	3,476

	Total Warrants - 0.0%			159,211

	Fixed Income Securities

	Corporate Bonds	Par (000)

Canada - 0.2%	Sino-Forest Corp., 5%, 8/01/13 (c)(h)	USD	2,207	1,475,931

China - 0.6%	Brilliance China Finance Ltd., 0%, 6/07/11 (h)(j)		1,381	1,484,575
	Chaoda Modern Agriculture Holdings Ltd., 12.534%, 5/08/11 (h)(j)	HKD	9,080	1,291,998
	GOME Electrical Appliances Holdings Ltd., 6.195%, 5/18/14 (h)(j)	CNY	19,400	1,560,398

				4,336,971

France - 0.0%	Compagnie Generale des Etablissements Michelin Series ML, 7.625%, 1/01/17 (j)	USD	251	250,848

Hong Kong - 0.1%	FU JI Food and Catering Services Holdings Ltd., 19.546%, 10/18/10 (h)(j)	CNY	10,800	995,028

India - 0.8%	Gujarat NRE Coke Ltd., 0%, 4/12/11 (h)(j)	USD	1,000	600,000
	Reliance Communications Ltd., 17.903%, 5/10/11 (h)(j)		1,850	1,382,875
	Reliance Communications Ltd., 25.809%, 3/01/12 (h)(j)		3,300	2,144,056
	Tata Motors Ltd., 1%, 4/27/11 (h)		1,645	1,019,900
	Tata Steel Ltd., 1%, 9/05/12 (h)		700	624,851

				5,771,682

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Corporate Bonds	Par (000)		Value

Japan - 0.2%	The Bank of Kyoto Ltd., 1.802%, 3/31/14 (h)(j)	JPY	32,000	$343,243
	Suzuki Motor Corp. Series 9, 4.226%, 3/29/13 (h)(j)		110,000	1,066,282

				1,409,525

Malaysia - 1.0%	Berjaya Land Bhd, 8%, 8/15/11 (h)	MYR	4,290	1,240,438
	Feringghi Capital Ltd., 0%, 12/22/09 (h)(j)	USD	600	633,000
	Rafflesia Capital Ltd., 1.25%, 10/04/11 (g)(h)		3,800	3,670,514
	YTL Power Finance Cayman Ltd., 0%, 5/09/10 (h)(j)		2,200	2,401,700

				7,945,652

Netherlands - 0.1%	Pargesa Netherlands NV, 1.75%, 6/15/14 (h)	CHF	1,100	757,501

Singapore - 0.6%	CapitaLand Ltd., 3.125%, 3/05/18 (h)	SGD	2,750	1,297,943
	CapitaLand Ltd., 2.95%, 6/20/22 (h)		4,000	1,501,060
	Keppel Land Ltd., 2.50%, 6/23/13 (h)		1,000	554,129
	Wilmar International Ltd., 9.557%, 12/18/12 (h)(j)	USD	1,100	979,000

				4,332,132

South Korea - 0.3%	Zeus Cayman, 4.25%, 8/19/13 (h)(j)	JPY	223,000	2,209,273

Taiwan - 0.0%	Shin Kong Financial Holding Co. Ltd., 0%, 6/17/09 (h)(j)	USD	20	18,953

United Arab Emirates - 0.4%	Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (h)		7,380	3,238,934

United States - 2.6%	Addax Petroleum Corp., 3.75%, 5/31/12 (h)		1,000	662,500
	Advanced Micro Devices, Inc., 5.75%, 8/15/12 (h)		180	56,025
	Advanced Micro Devices, Inc., 6%, 5/01/15 (h)		2,647	787,483
	Cell Genesys, Inc., 3.125%, 11/01/11 (h)		90	35,438
	Chesapeake Energy Corp., 2.75%, 11/15/35 (h)		404	276,235
	China Milk Products Group Ltd., 0%, 1/05/12 (h)(j)		700	603,265
	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25 (h)		142	69,048
	Hologic, Inc., 2%, 12/15/37 (h)		4,978	3,179,698
	IOI Capital Bhd Series IOI, 0%, 12/18/11 (h)(j)		2,150	2,343,500
	Intel Corp., 2.95%, 12/15/35 (h)		886	678,898
	McMoRan Exploration Co., 5.25%, 10/06/11 (h)		480	402,600
	Medtronic, Inc., 1.50%, 4/15/11 (h)		476	442,680
	Medtronic, Inc., 1.625%, 4/15/13 (h)		1,712	1,508,700
	Mylan, Inc., 1.25%, 3/15/12 (h)		2,247	1,822,879
	Nabi Biopharmaceuticals, 2.875%, 4/15/25 (h)		50	44,438
	Preferred Term Securities XXIV, Ltd., 5.965%, 3/22/37 (c)		1,200	122,160
	Preferred Term Securities XXV, Ltd., 5.758%, 6/22/37		1,150	34,960
	Preferred Term Securities XXVI, Ltd., 6.191%, 9/22/37		970	22,019
	Preferred Term Securities XXVII, Ltd., 6.29%, 12/22/37		900	155,610
	SonoSite, Inc., 3.75%, 7/15/14 (h)		480	380,400
	Teva Pharmaceutical Finance LLC Series B, 0.25%, 2/01/24 (h)		839	1,014,141
	Transocean, Inc., 1.50%, 12/15/37 (h)		3,649	3,001,303
	Transocean, Inc. Series A, 1.625%, 12/15/37 (h)		1,620	1,433,700
	Transocean, Inc. Series C, 1.50%, 12/15/37 (h)		737	583,151

				19,660,831

	Total Corporate Bonds - 6.9%			52,403,261

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	US Government Obligations	Par (000)		Value

US Government Obligations - 2.3%	US Treasury Notes, 4%, 6/15/09	USD	9,500	$9,626,540
	US Treasury Notes, 4.875%, 6/30/09		8,100	8,249,024

	Total US Government Obligations - 2.3%			17,875,564

	Total Fixed Income Securities - 9.2%			70,278,825

	Total Long-Term Investments (Cost - $920,050,202) - 92.3%			703,964,970

	Short-Term Securities

Europe - 0.0%

Time Deposits - 0.0%	Citibank London, 0.1825%, 2/02/09	EUR	177	149,798

United States - 7.5%

US Government Obligations - 7.5%	US Treasury Bills, 0.33%, 2/05/09	USD	8,400	8,399,627
	US Treasury Bills, 0.15%, 2/19/09		3,000	2,999,763
	US Treasury Bills, 0.09%, 2/26/09		1,280	1,279,917
	US Treasury Bills, 0.14%, 3/05/09		24,000	23,997,454
	US Treasury Bills, 1.83%, 3/12/09		4,000	3,999,939
	US Treasury Bills, 0.13%, 4/09/09		7,100	7,097,188
	US Treasury Bills, 0.03%, 4/29/09		2,500	2,499,847
	US Treasury Bills, 0.22%, 5/07/09		2,600	2,598,468
	US Treasury Bills, 0.02%, 5/15/09		4,000	3,999,769

				56,871,972

		Beneficial Interest (000)

Money Market Fund - 0.3%	BlackRock Liquidity Series, LLC Money Market Series, 0.77% (k)(l)(m)	USD	2,538	2,537,500

	Total Short-Term Securities (Cost - $59,560,268) - 7.8%			59,559,270

	Options Purchased	Contracts

Exchange-Traded Call Options - 0.0%	General Motors Corp., expiring January 2010 at USD 50		592	1,184
	General Motors Corp., expiring January 2010 at USD 60		558	1,116
	S&P 500 Listed Option, expiring June 2009 at USD 132.50		100	1,000
	S&P 500 Listed Option, expiring December 2009 at USD 100		40	159,000

	Total Options Purchased (Cost - $1,255,932) - 0.0%			162,300

	Total Investments Before Structured Options, Options Written and Investments Sold Short (Cost - $980,866,402*) - 100.1%			763,686,540

	Structured Options

Structured Options - (0.8)%	Credit Suisse Euro Stoxx Index Link, expiring July 2009, Broker Credit Suisse International (n)		87,000	(2,917,906)
	JPMorgan Euro Stoxx Index Link, expiring June 2009, Broker JPMorgan Chase (o)		100,575	(3,302,600)

	Total Structured Options (Cost - $842,046) - (0.8)%			(6,220,506)

	Options Written

Exchange-Traded Call Options - (0.1)%	Apple, Inc., expiring January 2010 at USD 85		202	(439,350)
	Bunge Ltd., expiring April 2009 at USD 85		116	(1,160)
	International Paper Co., expiring April 2009 at USD 15		217	(1,628)
	McDermott International, Inc., expiring February 2009 at USD 30		297	(1,485)
	Microsoft Corp., expiring January 2010 at USD 17.50		470	(134,655)
	Panera Bread Co. Class A, expiring August 2009 at USD 55		135	(66,825)

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts	Value

	S&P 500 Listed Option, expiring June 2009 at USD 152.50	27	(1,080)
	S&P 500 Listed Option, expiring December 2009 at USD 125	40	(17,200)
	SanDisk Corp., expiring January 2010 at USD 20	78	$(9,126)

	Total Options Written (Premiums Received - $1,120,426) - (0.1)%		(672,509)

	Investments Sold Short	Shares

Investments Sold Short - (0.8)%	Bed Bath & Beyond, Inc.	(60,800)	(1,412,384)
	Carnival Corp.	(66,600)	(1,211,454)
	Home Depot, Inc.	(51,400)	(1,106,642)
	Lowes Cos., Inc.	(58,400)	(1,066,968)
	Masco Corp.	(81,600)	(638,112)
	Staples, Inc.	(47,019)	(749,483)

	Total Investments Sold Short (Proceeds - $9,687,571) - (0.8)%		(6,185,043)

	Total Investments, Net of Structured Options, Options Written and Investments Sold Short - 98.4%		750,608,482
	Other Assets Less Liabilities - 1.6%		12,122,436

	Net Assets - 100.0%		$762,730,918

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$992,370,008

Gross unrealized appreciation	$26,865,789
Gross unrealized depreciation	(261,769,763)

Net unrealized depreciation	$(234,903,974)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with open financial future contracts.

(e)	Security, or a portion of security, is on loan.

(f)

Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer’s option for a specified time without default.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Convertible security.

(i)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Represents a zero-coupon bond. Rate shown represents the current yield as of report date.

(k)	Security was purchased with cash proceeds from securities loans.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	USD 367,500	$6,343

(m)	Represents the current yield as of report date.

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)

(n)

CSFB DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a) one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike price of 3,384.537 and (b) the equivalent of 2.37 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,562.67 and an upper call strike of 3,918.937. For each unit of the Structured Option, the Fund has sold or written 2.37 calls on the DJ Euro Stoxx Index at 3,918.937 and bought 2.37 calls on the DJ Euro Stoxx Index at 3,562.67. Because the Structured Option was constructed with an upper call strike limit of 110%, theoretically, the structure peaked at a 23.7% return in the event that the DJ Euro Stoxx Index rose above 3,918.937. At period-end, the DJ Euro Stoxx Index was at 2,236.98. At period-end, the value of this Structured Option was $(2,917,906) representing the price of the potential obligation of the Portfolio to the counterparty on the imbedded Put at expiration of $1,147.557 per unit. The option expires on July 13, 2009.

(o)

JP Morgan DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a) one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike price of 3,365.46 and (b) 2.7 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,542.59 and an upper call strike of 3,826.00. For each unit of the Structured Option, the Fund has sold or written 2.7 calls on the DJ Euro Stoxx Index at 3,826.00 and bought 2.7 calls on the DJ Euro Stoxx Index at 3,542.59. Because the Structured Option was constructed with an upper call strike limit of 108%, theoretically, the structure peaked at a 29.1% return in the event that the DJ Euro Stoxx Index rose above 3,826.00. At period-end, the DJ Euro Stoxx Index was at 2,236.98. At period-end, the value of this Structured Option was $(3,302,600) representing the price of the potential obligation of the Portfolio to the counterparty on the imbedded Put at expiration of $1,128.48 per unit. The option expires on June 19, 2009.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of January 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation

10	Dax Index 25 Euro	Eurex Deutschland	March 2009	$1,512,343	$(122,956)
64	DJ Euro Stoxx 50	Eurex Deutschland	March 2009	$2,007,499	(180,941)
26	FTSE 100 Index	LIFFE	March 2009	$1,705,896	(159,551)
17	Osaka Nikkei 225	Osaka	March 2009	$1,723,250	(220,718)
56	Russell 2008 ICE MINI	NYSE	March 2009	$2,612,074	(133,514)
300	S&P 500 Index	Chicago	March 2009	$66,584,884	(4,897,384)
100	TOPIX Index	Tokyo	March 2009	$9,147,606	(353,706)

Total					$(6,068,770)

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)

•	Foreign currency exchange contracts as of January 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	145,241	USD	119,435	Brown Brothers Harriman & Co.	2/02/09	$(992)
USD	57,359	BRL	131,353	Brown Brothers Harriman & Co.	2/02/09	742
USD	1,474	CLP	917,700	Brown Brothers Harriman & Co.	2/02/09	(13)
CAD	149,372	USD	120,868	Brown Brothers Harriman & Co.	2/03/09	936
EUR	78,498	USD	100,776	Morgan Stanley Inc.	2/03/09	(275)
USD	44,652	BRL	103,905	Brown Brothers Harriman & Co.	2/03/09	(134)
USD	39,159	CLP	24,490,114	Brown Brothers Harriman & Co.	2/03/09	(540)
USD	43	DKK	248	Brown Brothers Harriman & Co.	2/03/09	—
USD	2,109,638	HKD	16,366,042	Brown Brothers Harriman & Co.	2/06/09	(966)
BRL	2,901,070	USD	1,215,872	Brown Brothers Harriman & Co.	2/09/09	30,665
CHF	4,294,747	USD	3,718,235	Brown Brothers Harriman & Co.	2/09/09	(15,019)
EUR	10,791,932	USD	13,967,998	Brown Brothers Harriman & Co.	2/09/09	(152,379)
INR	644,612,500	USD	14,023,197	Brown Brothers Harriman & Co.	2/09/09	(32,676)
JPY	3,665,667,430	USD	41,285,618	Brown Brothers Harriman & Co.	2/09/09	(474,343)
SEK	6,985,400	USD	847,496	Brown Brothers Harriman & Co.	2/09/09	(12,721)
USD	2,552,319	AUD	3,893,282	Brown Brothers Harriman & Co.	2/09/09	80,477
USD	6,181,264	CAD	7,818,990	Brown Brothers Harriman & Co.	2/09/09	(194,292)
USD	16,231,765	GBP	11,779,818	Brown Brothers Harriman & Co.	2/09/09	(836,112)
USD	13,909,234	INR	684,612,500	Brown Brothers Harriman & Co.	2/09/09	(81,288)
USD	14,023,197	INR	684,612,500	Brown Brothers Harriman & Co.	2/09/09	32,676
USD	5,903,537	KRW	8,111,460,000	Brown Brothers Harriman & Co.	2/09/09	22,898
USD	2,128,986	MXN	29,728,096	Brown Brothers Harriman & Co.	2/09/09	64,406
USD	1,322,325	NOK	9,212,371	Brown Brothers Harriman & Co.	2/09/09	(7,135)

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)

•	Foreign currency exchange contracts as of January 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,452,742	SGD	6,658,630	Brown Brothers Harriman & Co.	2/09/09	$42,697
USD	4,320,756	TWD	144,615,700	Brown Brothers Harriman & Co.	2/09/09	27,606
USD	368,286	ZAR	3,711,810	Brown Brothers Harriman & Co.	2/09/09	5,694
MYR	10,049,800	USD	2,790,836	Brown Brothers Harriman & Co.	2/10/09	(6,618)
MYR	10,049,800	USD	2,775,804	Brown Brothers Harriman & Co.	2/10/09	8,414
USD	2,775,804	MYR	10,049,800	Brown Brothers Harriman & Co.	2/10/09	(8,414)

Total						$(1,506,706)

•	Credit default swaps on single-name issues - buy protection outstanding as of January 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Carnival Corp.	0.53%	JPMorgan Chase	September 2011	USD 310	$10,383
DaimlerChrysler NA Holding Corp.	0.53%	JPMorgan Chase	June 2011	EUR 160	14,263
JCPenney Corp., Inc.	0.53%	JPMorgan Chase	September 2011	USD 103	2,070
McDonald’s Corp.	0.16%	JPMorgan Chase	September 2011	USD 103	(75)
Whirlpool Corp.	0.48%	JPMorgan Chase	September 2011	USD 103	4,185

Total					$30,826

•	Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
JPY	Japanese Yen
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

BlackRock Global Dynamic Equity Fund

Schedule of Investments January 31, 2009 (Unaudited)

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	$426,014,142	$(6,185,043)	$162,300	$(6,741,279)
Level 2	337,510,098	—	348,112	(8,044,498)
Level 3	—	—	—	—

Total	$763,524,240	$(6,185,043)	$510,412	$(14,785,777)

*

Other financial instruments are futures, swaps, foreign currency exchange contracts and options. Futures, swaps, and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance, as of November 1, 2008	$264,299
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	632,672
Net purchases (sales)	—
Net transfers in/out of Level 3	(896,971)

Balance, as of January 31, 2009	$—

Item 2 –	Controls and Procedures
2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Global Dynamic Equity Fund
	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Global Dynamic Equity Fund
Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Global Dynamic Equity Fund
Date: March 25, 2009
	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Global Dynamic Equity Fund
Date: March 25, 2009